Document and Entity Information - USD ($)	9 Months Ended
	Apr. 30, 2017	Jun. 08, 2017	Jan. 31, 2017
Entity Registrant Name	Ameri Metro, Inc. (formerly Yellowwood)
Document Type	S-1
Document Period End Date	Apr. 30, 2017
Amendment Flag	true
Amendment Description	3
Entity Central Index Key	0001534155
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Public Float			$ 0
Trading Symbol	amgi
Common Class A
Entity Common Stock, Shares Outstanding		1,600,000
Common Stock B
Entity Common Stock, Shares Outstanding		988,038,587
Common Class C
Entity Common Stock, Shares Outstanding		48,000,000
Common Class D
Entity Common Stock, Shares Outstanding		48,000,000
Preferred Class A
Entity Common Stock, Shares Outstanding		1,800,000